Share-based payment arrangements - Narrative (Details) $ in Thousands		12 Months Ended
	Feb. 22, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted (in shares)		49,068	41,845
Share-based payments (note 16) | $		$ 9,826
Dividend yield (percent)		0.00%	0.00%
Number of options outstanding (in shares)		8,147,423	8,594,289	8,847,218
Paya Inc.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted (in shares)	414,606
Share-based payments (note 16) | $	$ 9,826
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share units granted (in shares)		3,410,312	3,067,155
Restricted share units | Paya Inc.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share units granted (in shares)	909,735
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share units granted (in shares)		0	383,262
Maximum payout of units (in percent)		2
Potential additional shares that could be issued (in shares)		383,262
Omnibus Incentive Plan | Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		5 years
Omnibus Incentive Plan | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		3 years
Omnibus Incentive Plan | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		3 years
Legacy Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for issuance					11,704,100
Legacy Option Plan | Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		5 years
Equity award term (in years)		10 years
Paya Equity Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for issuance	1,324,341
Paya Equity Plan | Paya Inc.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $	$ 11,937
Key management personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)		4,361,589	4,368,267